Convertible note liability (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Schedule of fair value of convertible notes combined discounted cash flow

	Warrant Inputs at	Warrant Inputs at
	January 25, 2024	March 31, 2024
Share price	4.79	1.14
Expected dividend yield	Nil	Nil
Exercise price	11.50	11.50
Risk-free interest rate	4.01%	4.21%
Expected life	5.00	5.00
Expected volatility	17.67%	59.98%
Expiry date	January 25, 2029	January 25, 2029

Convertible note liability
Disclosure of detailed information about borrowings [line items]
Schedule of fair value of convertible notes combined discounted cash flow

Inputs
Share price	1.14
Note principal amount	3,125,000
Prepayment Amount	130%
Discount rate shares	4.43%
Discount rate cash	20.83%
Volatility annual	100%
Volatility daily	6.30%
Risk free annual	4.43%